Operating Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Summary of supplemental information related to leases and location
Supplemental information related to leases and location within the consolidated balance sheet are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Operating lease right-of-use assets	85,934	67,733

Current operating lease liabilities	37,758	41,204
Non-current operating lease liabilities	46,709	23,928

Total operating lease liabilities	84,467	65,132

Weighted average remaining lease term (in years)	2.86	1.94
Weighted average discount rate	3.8%	3.8%

	Year ended December 31,
	2023	2024
	RMB	RMB
Lease cost:
Operating fixed lease cost	13,218	40,912
Lease cost related to short-term leases not capitalized	9,243	4,918

Total lease cost	22,461	45,830

Summary of supplemental cash flow information related to leases
Supplemental cash flow information related to leases for the years ended December 31, 2023 and 2024 is as follows:

	Year ended December 31,
	2023	2024
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows payment from operating leases	12,451	41,146
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	7,998	19,613
Right-of-use assets increased due to lease modification:
Operating leases	33,987	—

Summary of maturities of lease liabilities
As of December 31, 2024, the maturities of lease liabilities in accordance with ASC 842 in each of the following years are as follows:

Total operating lease
RMB
2025	42,392
2026	25,315
2027	—

Total minimum lease payments	67,707
Less: amount representing interest	(2,575)

Present value of minimum lease payments	65,132